Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information
Entity Registrant Name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity Central Index Key	0001333141
Document Type	6-K
Document Period End Date	Mar. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1